Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Marketable Securities
Schedule of available-for-sale marketable securities

	As of September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Marketable securities:
Domestic corporate debt securities	$1,757	$—	$—	$1,757
Domestic corporate commercial paper	12,995	3	—	12,998
Total	$14,752	$3	$—	$14,755

	As of December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	$10,260	$—	$(6)	$10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969